Property and equipment, net - Schedule of property and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property and equipment, net
Less: Accumulated depreciation and impairment	¥ (6,140)	$ (878)	¥ (7,441)
Total property and equipment, net	2,798	400	4,573
Computer equipment and servers
Property and equipment, net
Property and equipment, gross	2,826	404	5,559
Office furniture and equipment
Property and equipment, net
Property and equipment, gross	3,620	518	4,067
Leasehold improvements
Property and equipment, net
Property and equipment, gross	¥ 2,492	$ 356	¥ 2,388